Leases - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Non-current liabilities	$ (57,429)	$ (56,585)
Current liabilities	(12,254)	(12,867)
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Non-current assets	(52,955)	(46,286)
Leased land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Non-current assets	34,859	28,436
Leased plant and machinery | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Non-current assets	$ 58,497	$ 51,524